Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information
Segment Information

11. Segment Information

We operate our business in one operating segment, which also represents one reportable segment: life sciences. The life sciences segment focuses on advancing innovative medicines that, in the case of the Company, treat cancer patients that do not respond to, or that have disease progression on, current therapies, through the use of differentiated mechanisms of action including ADCs. The Company’s chief operating decision maker (“CODM”) is the chief executive officer.

The accounting policies of the life sciences segment are the same as those described in Note 2, Summary of Significant Accounting Policies. The CODM assesses performance for the life science segment based on net loss, which is reported on the statements of operations and comprehensive net loss as net loss. The measure of segment assets is reported on the balance sheet as total assets.

To date, the Company has not generated any product revenue. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future as it executes its strategic plan, including completing the proposed merger transaction, restructuring its activities, managing its legacy assets and obligations and seeking to monetize its legacy programs and intellectual property.

As such, the CODM uses cash forecast models in deciding how to invest into the life sciences segment. Such cash forecast models are reviewed to assess the entity-wide operating results and performance. Net loss is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment and in establishing management’s compensation, along with cash forecast models.

The tables below summarize the significant expense categories regularly reviewed by the CODM for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(in thousands)	2026	2025	2026	2025
Research and development expenses
Employee costs	$1,536	$2,341	$3,575	$5,271
Clinical product candidates	4,250	2,569	7,290	5,604
Nonclinical product candidates	746	981	1,604	1,646
Depreciation and amortization	265	618	541	1,254
Other R&D(1)	628	17,582	1,249	18,212
Total R&D	$7,425	$24,091	$14,259	$31,987

General and administrative expenses
Employee costs	$877	$1,374	$2,400	$3,451
Professional services	1,160	1,266	2,273	2,346
Insurance	233	243	455	505
Other G&A(2)	322	318	735	625
Total G&A	$2,592	$3,201	$5,863	$6,927
(1)	Other R&D consists of facilities related expenses and office expenses and includes $17 million related to the License Agreement with Zaiming for both the three and six months ended June 30, 2025 (Note 3).
(2)	Other G&A consists of facilities related expenses, depreciation, office expenses and taxes and fees.

15. Segment Information

We operate our business in one operating segment, which also represents one reportable segment: life sciences. The life sciences segment focuses on advancing innovative medicines that, in the case of the Company, treat cancer patients that do not respond to, or that have disease progression on, current therapies, through the use of differentiated mechanisms of actions including antibody-drug conjugates (“ADCs”), antibodies and proteins. The Company’s chief operating decision maker (“CODM”) is the chief executive officer.

The accounting policies of the life sciences segment are the same as those described in the Note 2, Summary of Significant Accounting Policies. The CODM assesses performance for the life science segment based on net loss, which is reported on the statements of operations and comprehensive net loss as net loss. The measure of segment assets is reported on the balance sheet as total assets.

To date, the Company has not generated any product revenue. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future as it advances product candidates through all stages of development and clinical trials and, ultimately, seek regulatory approval.

As such, the CODM uses cash forecast models in deciding how to invest into the life sciences segment. Such cash forecast models are reviewed to assess the entity-wide operating results and performance. Net loss is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment and in establishing management’s compensation, along with cash forecast models.

The tables below summarize the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025 and 2024:

	Year Ended
	December 31,
(in thousands)	2025	2024
Research and development expenses
Employee costs	$8,974	$13,252
Clinical product candidates	27,669	13,562
Nonclinical product candidates	3,758	9,182
Depreciation and amortization	2,133	2,792
Other R&D(1)	2,389	2,700
Total R&D	$44,923	$41,488

General and administrative expenses
Employee costs	$5,887	$8,400
Professional services	4,614	4,449
Insurance	947	1,281
Other G&A(2)	1,245	1,588
Total G&A	$12,693	$15,718

(1)Other R&D consists of facilities related expenses and office expenses.

(2)Other G&A consists of facilities related expenses, depreciation, office expenses and taxes and fees.